Note 4 - Related Party Transactions (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)
Wanchun Biotech [Member] | Wanchunbulin [Member]
Related Party Transaction, Purchases from Related Party	$ 547	¥ 3,770	$ 110	¥ 754
Dr. Lan Huang [Member] | Payment for Consulting Services [Member]
Related Party Transaction, Amounts of Transaction	$ 0		$ 75		$ 300